Stock-based compensation - Fair value assumption (Details) - Performance restricted share units (PSUs)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.83%	4.21%
Expected volatility	36.50%	38.90%